John Deere Owner Trust 2017-B	EXHIBIT 99.2
Statement to Certificateholders

$200,000,000 Class A-1 1.35% Asset Backed Notes due July 16, 2018
$230,000,000 Class A-2A 1.59% Asset Backed Notes due April 15, 2020
$90,000,000 Class A-2B Floating Rate Asset Backed Notes due April 15, 2020
$250,000,000 Class A-3 1.82% Asset Backed Notes due October 15, 2021
$87,230,000 Class A-4 2.11% Asset Backed Notes due July 15, 2024
$21,980,529 Overcollateralization

One-Month LIBOR as of the LIBOR Determination Date:			1.25028%
Class A-2B interest rate:			1.36028%

Payment Date:			15-Dec-17

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$21,001,888.15
		per $1,000 original principal amount:	$105.01

	(b)	Class A-2A Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-2B Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(g)	Total:	$21,001,888.15

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$109,378.97
		per $1,000 original principal amount:	$0.55

		(ii) Class A-2A Notes:	$304,750.00
		per $1,000 original principal amount:	$1.33

		(iii) Class A-2B Notes:	$102,021.00
		per $1,000 original principal amount:	$1.13

		(iv) Class A-3 Notes:	$379,166.67
		per $1,000 original principal amount:	$1.52

		(v) Class A-4 Notes:	$153,379.42
		per $1,000 original principal amount:	$1.76

		(vi) Total:	$1,048,696.06

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$775,438,286.18

	(b)	Note Value at end of related Collection Period:	$755,434,394.26

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$21,980,529.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$76,223,865.16
		(ii)	A-1 Note Pool Factor:	0.3811193

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$230,000,000.00
		(ii)	A-2A Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$90,000,000.00
		(ii)	A-2B Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$87,230,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$665,220.02
		(i)	per $1,000 original principal amount:	$0.73
	(b)	Amount of Servicing Fee earned:		$665,220.02
	(c)	Amount of Servicing Fee paid:		$665,220.02
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(10)	Amount paid to Certificateholder:			$1,550,029.37

(11)	(i)	Amount in Reserve Account:		$8,792,105.00
	(ii)	Specified Reserve Account Balance:		$8,792,105.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:		$4,412,056.05
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.57%

(13)	(i)	Aggregate amount of net losses for the collection period:		$2,706.96
	(ii)	Cumulative amount of net losses:		$11,461.99
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.00%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$952,055.73
		(ii)	% of Pool Balance:	0.12%

(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
	(i)	Aggregate Principal Balance of Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(d)	Number of repurchase demands in dispute in the related Collection Period:
	(i)	Aggregate Principal Balance of Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:		$0.00
	(i)	Aggregate Principal Balance of related Receivables:	0.00%
	(ii)	% of Pool Balance: